[ING STATIONERY]

May 6, 2009

United States Securities and Exchange Commission
100 F Street N.E., Room 1580
Washington, DC 20549

Re:	File Nos. 811-05626; 333-28679
Prospectus Names: ING GoldenSelect ESII, ING GoldenSelect Opportunities

Dear Commissioners:

Please be advised that in lieu of filing copies of the ING GoldenSelect ESII and ING GoldenSelect
Opportunities Prospectuses and Statements of Additional Information under Rule 497(c) of the
Securities Act of 1933 (the “1933 Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ John S. Kreighbaum John S. (Scott) Kreighbaum Counsel 1475 Dunwoody Drive West Chester, PA 19380-1478 Tel: 610-425-3404 Fax: 610-425-3520